SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                -----------------

                                 CLASSES A AND C

                   DWS Alternative Asset Allocation Plus Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. The fund's shareholders directly bear the fees and expenses of the fund, subject to the Advisor's contractual obligations to waive fees or reimburse expenses to maintain the fund's operating expenses at a specified level (see "Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses"). The fund will indirectly bear its proportionate share of fees and expenses incurred by the underlying DWS funds and, potentially, exchange-traded funds in which the fund is invested (see "Acquired Funds (Underlying Funds) Fees and Expenses" in the table below). This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                 Class A      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases        5.75%(1)         None
(as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)           None(2)       1.00%
(as % of redemption proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than           2.00         2.00
15 days (as % of redemption proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                                          0.20%        0.20%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                           0.25         1.00
--------------------------------------------------------------------------------
Other Expenses(5)                                           0.53         0.56
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(6)      1.24         1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             2.22         3.00
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                           0.52         0.55
--------------------------------------------------------------------------------
Net Annual Fund and Acquired Funds                          1.70         2.45
(Underlying Funds) Operating Expenses(7)
--------------------------------------------------------------------------------




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

March 19, 2008
DAAAPF-3601

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4) The Advisor receives the 0.20% management fee in connection with the investment management services it provides to the fund, including the implementation of the Advisor's proprietary asset allocation program and global tactical asset allocation overlay strategy. The Advisor refers to its global tactical asset allocation overlay strategy as iGAP (integrated Global Allocation Platform). See "The Fund's Main Investment Strategy" for more details about the Advisor's proprietary asset allocation program and iGAP.

(5) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

(6) "Acquired Funds (Underlying Funds) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(7) Through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.46% and 1.21% for Class A and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A                     $738         $1,163         $1,612        $2,855
--------------------------------------------------------------------------------
Class C                      348            855          1,489         3,191
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A                     $738         $1,163         $1,612        $2,855
--------------------------------------------------------------------------------
Class C                      248            855          1,489         3,191
--------------------------------------------------------------------------------


March 19, 2008
DAAAPF-3601

The following information replaces similar disclosure in the "Appendix" section of the fund's prospectus:

DWS Alternative Asset Allocation Plus Fund -- Class A

        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         5.75%                     $10,000                        5%
--------------------------------------------------------------------------------
                                                         Hypothetical
            Cumulative                  Cumulative       Year-End
             Return         Annual       Return          Balance
             Before          Fund         After           After         Annual
            Fees and        Expense      Fees and        Fees and      Fees and
  Year      Expenses        Ratios       Expenses        Expenses      Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.70%       -2.64%        $ 9,736.03     $ 737.87
--------------------------------------------------------------------------------
   2         10.25%          2.12%        0.16%        $10,016.42     $ 209.38
--------------------------------------------------------------------------------
   3         15.76%          2.12%        3.05%        $10,304.90     $ 215.41
--------------------------------------------------------------------------------
   4         21.55%          2.12%        6.02%        $10,601.68     $ 221.61
--------------------------------------------------------------------------------
   5         27.63%          2.12%        9.07%        $10,907.00     $ 227.99
--------------------------------------------------------------------------------
   6         34.01%          2.12%       12.21%        $11,221.13     $ 234.56
--------------------------------------------------------------------------------
   7         40.71%          2.12%       15.44%        $11,544.29     $ 241.31
--------------------------------------------------------------------------------
   8         47.75%          2.12%       18.77%        $11,876.77     $ 248.26
--------------------------------------------------------------------------------
   9         55.13%          2.12%       22.19%        $12,218.82     $ 255.41
--------------------------------------------------------------------------------
   10        62.89%          2.12%       25.71%        $12,570.72     $ 262.77
--------------------------------------------------------------------------------
  Total:                                                              $2,854.57
--------------------------------------------------------------------------------

DWS Alternative Asset Allocation Plus Fund -- Class C

        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------

                                                        Hypothetical
            Cumulative                  Cumulative       Year-End
             Return         Annual       Return          Balance
             Before          Fund         After           After         Annual
            Fees and        Expense      Fees and        Fees and      Fees and
  Year      Expenses        Ratios       Expenses        Expenses      Expenses
--------------------------------------------------------------------------------
   1          5.00%          2.45%        2.55%        $10,255.00     $  248.12
--------------------------------------------------------------------------------
   2         10.25%          2.90%        4.70%        $10,470.36     $  300.52
--------------------------------------------------------------------------------
   3         15.76%          2.90%        6.90%        $10,690.23     $  306.83
--------------------------------------------------------------------------------
   4         21.55%          2.90%        9.15%        $10,914.73     $  313.27
--------------------------------------------------------------------------------
   5         27.63%          2.90%       11.44%        $11,143.94     $  319.85
--------------------------------------------------------------------------------
   6         34.01%          2.90%       13.78%        $11,377.96     $  326.57
--------------------------------------------------------------------------------
   7         40.71%          2.90%       16.17%        $11,616.90     $  333.43
--------------------------------------------------------------------------------
   8         47.75%          2.90%       18.61%        $11,860.85     $  340.43
--------------------------------------------------------------------------------
   9         55.13%          2.90%       21.10%        $12,109.93     $  347.58
--------------------------------------------------------------------------------
   10        62.89%          2.90%       23.64%        $12,364.24     $  354.88
--------------------------------------------------------------------------------
  Total:                                                              $3,191.46
--------------------------------------------------------------------------------


March 19, 2008
DAAAPF-3601

The following information replaces similar disclosure regarding the iGap strategy under "The Fund's Main Investment Strategy" section of the fund's prospectus:

In addition to the fund's main investment strategy, the Advisor seeks to enhance returns by employing a global tactical asset allocation overlay strategy. This strategy, which the Advisor calls iGAP (integrated Global Alpha Platform), attempts to take advantage of short- and medium-term mispricings within global equity, bond and currency markets. The iGAP strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The iGAP strategy primarily uses exchange-traded futures contracts on global equities, bonds and currencies, over-the-counter forward currency contracts, and is expected to have a low correlation with the fund's investment company holdings.

While the underlying funds may use derivatives or similar instruments and techniques to hedge existing positions, derivatives and currency transactions, when used by the fund as part of the iGAP strategy, generally will not be used for hedging purposes. Certain underlying funds also may use the iGAP strategy.

The following information supplements the disclosure in "The Fund's Main Investment Strategy" section of the fund's prospectus:

The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund.

The following information supplements the disclosure in the "Investment risks of the fund and the underlying funds" section of the fund's prospectus:

iGAP Risk. The success of the iGAP strategy depends, in part, on the Advisor's ability to analyze the correlation between various global markets and asset classes. If the Advisor's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the iGAP strategy.

ETF Risk. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or industry sector. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV. In addition, an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne


March 19, 2008
DAAAPF-3601
proportionately by ETF shareholders, such as the fund. The fund will also incur brokerage costs when purchasing and selling shares of ETFs.

The following information revises the "Portfolio management" section of the fund's prospectus: The following people handle the day-to-day management of the fund:


  Robert Wang                                     Inna Okounkova
  Managing Director of Deutsche Asset             Director of Deutsche Asset
  Management and Portfolio Manager of the         Management and Portfolio
  fund.                                           Manager of the fund.
  o   Joined Deutsche Asset Management in         o   Joined Deutsche Asset
      1995 as portfolio manager for asset             Management in 1999 as a
      allocation after 13 years of experience         quantitative analyst,
      in trading fixed income, foreign                becoming an associate
      exchange                                        Portfolio Manager in 2001.
      and derivative products at J.P. Morgan.     o   Joined the fund in 2007.
  o   Global Head of Quantitative Strategies      o   BS, MS, Moscow State
      Portfolio Management: New York.                 University; MBA,
  o   Joined the fund in 2007.                        University of Chicago.
  o   BS, The Wharton School, University of
      Pennsylvania.

  Thomas Picciochi
  Director of Deutsche Asset Management and
  Portfolio Manager of the fund.
  o   Senior portfolio manager for
      Quantitative strategies: New York.
  o   Joined Deutsche Asset Management in
      1999, formerly serving as portfolio
      manager for Absolute Return Strategies,
      after 13 years of experience in various
      research and analysis positions at State
      Street Global Advisors, FPL Energy,
      Barnett Bank, Trade Finance Corporation
      and Reserve Financial Management.
  o   Joined the fund in 2007.
  o   BA and MBA, University of Miami.




March 19, 2008
DAAAPF-3601

The following information supplements disclosure under "The Investment Advisor" section of the fund's prospectus: The Advisor and its affiliates earn fees at varying rates for providing services to the underlying DWS funds. The Advisor may therefore have a conflict of interest in selecting an underlying DWS fund and in determining whether to invest in an ETF, from which it does not receive any fees. However, the Advisor is a fiduciary to the fund and will select investments that it believes are best suited to meet the fund's investment objective.







               Please Retain This Supplement for Future Reference



March 19, 2008
DAAAPF-3601